UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2009

                    USAA SMALL CAP STOCK FUND



[LOGO OF USAA]
   USAA(R)

                     [GRAPHIC OF USAA SMALL CAP STOCK FUND]

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     SEMIANNUAL REPORT
     USAA SMALL CAP STOCK FUND
     FUND SHARES o INSTITUTIONAL SHARES
     JANUARY 31, 2009

 =======================================

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
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FUND OBJECTIVE

LONG-TERM GROWTH OF CAPITAL.
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TYPES OF INVESTMENTS

Normally invest at least 80% of the Fund's assets in equity securities of companies with small market capitalizations.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               8

INVESTMENT OVERVIEW                                                            9

FINANCIAL INFORMATION

    Portfolio of Investments                                                  16

    Notes to Portfolio of Investments                                         28

    Financial Statements                                                      29

    Notes to Financial Statements                                             32

EXPENSE EXAMPLE                                                               49

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"REMEMBER, WHEN THE MARKETS REBOUND,
THOSE WHO ARE INVESTED TEND TO REAP THE          [PHOTO OF CHRISTOPHER W. CLAUS]
GREATEST REWARDS."

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FEBRUARY 2009

"When will the investment markets and the economy start to improve?" This is the question I am asked the most. Although I don't have the answer (no one does), I do have a few observations.

In 2008, the corporate and municipal bond markets suffered one of the worst sell-offs in history. "Credit spreads" widened dramatically in response to poor liquidity conditions, institutional investors' forced selling, major investment firms' bankruptcies, and dealers' unwillingness to add bonds to their inventory. (Credit spread is the difference between the yield of a fixed-income security and a comparable U.S. Treasury. When spreads widen, bond prices fall.) In my opinion, the widest credit spreads are behind us, and while the road ahead will be bumpy, as of the writing of this commentary, I expect gradual narrowing. Under the circumstances, investors with time horizons of three to five years may find some attractive opportunities in municipal and high-quality corporate bonds because of their potential for income generation and price improvement.

Money market yields declined during the period as the Federal Reserve (the Fed) cut short-term interest rates nearly to zero. The Fed is expected to keep rates artificially low throughout 2009 as a catalyst for economic recovery, so money market yields are likely to remain low. Yields should begin improving once the Fed starts increasing short-term rates. A change in monetary policy also may be a sign that Fed governors believe the financial crisis is waning.

The outlook for equities is harder to gauge. I expect 2009 to be challenging as the economy continues to contract and unemployment rises to perhaps 9% or higher. Consumer confidence already has reached record lows, and

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2  | USAA SMALL CAP STOCK FUND

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corporate earnings have been weak. The stock market -- like the economy -- is unlikely to make a lasting recovery until housing prices bottom, retail sales improve, and the toxic assets are flushed through the financial system. But in this period of fear with the indiscriminate selling of securities, many of our investment managers are seeing the best buying opportunities they've seen in decades in some of the largest, most durable franchises in the S&P 500 Index. No one knows when this value will be unlocked, but, as of the writing of this commentary, long-term investors have a range of interesting opportunities to consider.

In today's investment climate, patience -- and an investment plan that suits your goals, risk tolerance, and time horizon -- is essential. It will take time to unravel the excesses of recent years, but the economy and the investment markets eventually will recover. A prudent way to manage the situation is by paying down debt (a dollar saved in interest is as valuable as a dollar earned on an investment), living within your means, protecting your credit score, refinancing your mortgage if it makes sense, and building investment positions when securities are at historically low prices.

Rest assured that whatever happens, USAA will continue delivering guidance, world-class service, and a range of no-load mutual funds. If you want to review your investment strategy, our experienced investment professionals are happy to assist -- at no charge to you. They can help you set up a schedule to invest fixed amounts at regular intervals. Remember, when the markets rebound, those who are invested tend to reap the greatest rewards.

From all of us at USAA, thank you for your business and the opportunity to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o Mutual fund operating expenses apply and continue throughout the life of the fund. o Systematic investment plans do not assure a profit or protect against loss in declining markets.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

Batterymarch Financial Management, Inc.      Wellington Management Company, LLP

    ANTHONY C. SANTOSUS, CFA*                     TIMOTHY J. MCCORMACK, CFA
    YU-NIEN (CHARLES) KO, CFA                     SHAUN F. PEDERSEN
    STEPHEN LANZENDORF, CFA

*Effective March 6, 2009, Anthony C. Santosus no longer is a co-manager of the Fund.

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o HOW DID THE FUND PERFORM?

  For the six-month period ended January 31, 2009, the USAA Small Cap Stock Fund Shares had a total return of -37.87%. This compares to returns of -37.38% for the Russell 2000 Index, -37.13% for the Lipper Small-Cap Core Funds Index, and -36.55% for the S&P SmallCap 600 Index.

  The Fund has two subadvisers, Wellington Management Company, LLP (Wellington Management), which manages the value portion of the Fund against the Russell 2000 Value Index, and Batterymarch Financial Management, Inc. (Batterymarch), which manages the growth portion of the Fund against the Russell 2000 Growth Index.

o HOW DID THE WELLINGTON MANAGEMENT PORTION OF THE FUND PERFORM?

  This portion of the Fund outperformed the Russell 2000 Value Index (the Index) due to a combination of positive stock selection and sector

  Refer to page 11 for benchmark definitions.

  Past performance is no guarantee of future results.

  The unmanaged Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. o The unmanaged Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

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4  | USAA SMALL CAP STOCK FUND

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  allocation, the latter of which was solely the result of Wellington
  Management's bottom-up stock picking. Stock selection was strongest in the consumer discretionary, materials, and utilities sectors. Within consumer discretionary, Choice Hotels International, Inc. and Matthews International Corp. "A" were among the top performers in this portion of the Fund. Choice Hotels, an operator of mid-priced and budget lodging properties, reported earnings that exceeded market expectations as robust unit growth offset declining revenue-per-available-room trends. Matthews International, a manufacturer of memorial products, announced that earnings per share in the fourth quarter of 2008 would see a steady increase over the previous year's numbers. Other notable contributors to relative returns included Casey's General Stores, Inc. (consumer staples), Maximus, Inc. (information technology), and ICU Medical, Inc. (health care).

  Stock selection in industrials and financials detracted from performance relative to the Index. Within industrials, shares of Belden, Inc., a world leader in the development of signal-transmission products for industrial, enterprise, buildings management, broadcast, and security products, declined after the company lowered fourth-quarter and fiscal-year earnings guidance. Webster Financial Corp. suffered after the company reported that it expected higher charges and provisions for bad loans. Penn Virginia Corp. (energy) and Xyratex Ltd. (information technology) also contributed negatively to the Fund's relative performance.

o DID WELLINGTON MANAGEMENT CHANGE ITS POSITIONING?

  We increased exposure to consumer discretionary holdings as we attempted to take advantage of low valuations on companies with promising long-term outlooks. The Wellington Management portion of the Fund remained overweight in industrials, although we reduced positions in several stocks that approached price targets over the six-month period.

  You will find a complete list of securities that the Fund owns on pages 16-27.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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o HOW DID THE BATTERYMARCH PORTION OF THE FUND PERFORM?

  Early in the period as the financial crisis reached maximum intensity, there was so much dislocation in the markets caused by forced, indiscriminate selling that our stock-selection models, which are based on fundamental factors, did not add value. After the market bottomed in November and buying activity appeared more fundamentally driven, performance stabilized, and the Batterymarch portion of the Fund made up a lot of ground on the Russell 2000 Growth Index, ending the six-month period with only slight underperformance.

o WHAT AREAS HAD THE BIGGEST IMPACT ON PERFORMANCE IN THE BATTERYMARCH PORTION?

  Our stock selection in industrials had a negative impact on performance as the economy collapsed. Chart Industries Inc., maker of equipment for the U.S. industrial and global gas markets, lost about 80 percent of its value as the combination of a strong dollar and falling demand took its toll. The fall in the company's stock price did not, in our opinion, appear to reflect the actual fundamentals of the firm. Consumer staples was another negative sector, because we had a focus on soft goods (clothing) in a market that favored food, beverages, and tobacco. This portion of the Fund owned Flowers Foods, Inc., but it wasn't enough to offset falling stock prices for clothing firms such as Warnaco Group, Inc. Overweights in energy, energy services, and materials also detracted from relative performance.

  Significant positive contributors were health-care related companies, including biotechnology firm CV Therapeutics, Inc., which got an unsolicited takeover offer, and Emergency Medical Services Corp. "A," which is consolidating the ambulance market and benefited from falling fuel prices. This portion of the Fund also had strong relative performance in software and services, with firms such as Interwoven, Inc. that have subscription-based business models that are less sensitive to the economy.

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6  | USAA SMALL CAP STOCK FUND

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o WHAT'S BATTERYMARCH'S OUTLOOK?

  As of the writing of this commentary, the Batterymarch portion of the Fund is postured defensively for a growth portfolio, with overweight positions in health care, software and services and, increasingly, consumer services. We've reined in our overweights in energy and materials based on our disciplined stock-selection process. Our two biggest underweights are in technology and industrials. We are highly diversified and actively managing the portfolio to ensure that we are nimble enough to seek to outperform in what could continue to be a secular bear market. Over the long term, our process has proven to be a very effective way to capitalize on the substantial performance advantage of small-cap stocks.

  Interwoven, Inc. was sold out of the Fund prior to January 31, 2009.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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FUND RECOGNITION

USAA SMALL CAP STOCK FUND SHARES

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                             LIPPER LEADER (OVERALL)

                                       [5]
                                       TAX
                                   EFFICIENCY

The Fund Shares are listed as a Lipper Leader for Tax Efficiency among 615 funds within the Lipper Small-Cap Core Funds category for the overall period ended January 31, 2009. The Fund Shares received a Lipper Leader rating for Tax Efficiency among 615 and 488 funds for the three- and five-year periods, respectively. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of January 31, 2009. Tax efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

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8  | USAA SMALL CAP STOCK FUND

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INVESTMENT OVERVIEW

USAA SMALL CAP STOCK FUND SHARES (Symbol: USCAX)

--------------------------------------------------------------------------------
                                            1/31/09                  7/31/08
--------------------------------------------------------------------------------
Net Assets                               $327.7 Million           $521.6 Million
Net Asset Value Per Share                    $7.49                    $12.07

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/09
--------------------------------------------------------------------------------
7/31/08 to 1/31/09*         1 Year        5 Years        Since Inception 8/02/99
      -37.87%              -39.03%        -3.97%                  -0.21%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
                                      1.32%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 1.40%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND SHARES FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. IF THE FUND SHARES' TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 1.40%, THE FUND SHARES WILL OPERATE AT THE LOWER EXPENSE RATIO. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  9

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                S&P SMALLCAP    LIPPER SMALL-CAP    RUSSELL 2000     USAA SMALL CAP
                 600 INDEX      CORE FUNDS INDEX       INDEX        STOCK FUND SHARES
 7/31/99         $10,000.00        $10,000.00        $10,000.00         $10,000.00
 8/31/99           9,560.00          9,633.31          9,629.91           9,900.00
 9/30/99           9,600.47          9,625.84          9,632.01           9,890.00
10/31/99           9,576.34          9,709.63          9,671.03          10,080.00
11/30/99           9,976.71         10,335.55         10,248.48          11,560.00
12/31/99          10,796.83         11,450.45         11,408.60          13,220.00
 1/31/00          10,462.26         11,230.39         11,225.40          13,460.00
 2/29/00          11,863.32         12,813.84         13,079.11          16,650.00
 3/31/00          11,424.68         12,631.62         12,216.80          14,010.00
 4/30/00          11,228.84         11,929.22         11,481.65          12,430.00
 5/31/00          10,895.99         11,422.09         10,812.48          11,870.00
 6/30/00          11,540.32         12,429.60         11,755.01          13,760.00
 7/31/00          11,257.02         12,043.21         11,376.82          13,170.00
 8/31/00          12,254.87         13,116.13         12,244.88          14,580.00
 9/30/00          11,921.21         12,779.06         11,885.00          14,030.00
10/31/00          11,995.81         12,394.65         11,354.45          12,750.00
11/30/00          10,746.87         11,160.35         10,188.90          10,540.00
12/31/00          12,070.73         12,244.33         11,063.95          11,380.00
 1/31/01          12,588.15         12,680.17         11,639.98          11,640.00
 2/28/01          11,819.96         11,874.71         10,876.23          10,400.00
 3/31/01          11,277.92         11,313.31         10,344.21           9,300.00
 4/30/01          12,137.56         12,214.65         11,153.43          10,240.00
 5/31/01          12,369.75         12,659.79         11,427.58          10,380.00
 6/30/01          12,823.10         13,051.24         11,822.17          10,500.00
 7/31/01          12,608.72         12,748.89         11,182.24          10,340.00
 8/31/01          12,321.25         12,392.12         10,821.07           9,970.00
 9/30/01          10,655.61         10,768.42          9,364.42           8,810.00
10/31/01          11,223.83         11,408.15          9,912.43           9,190.00
11/30/01          12,044.86         12,255.94         10,679.82           9,740.00
12/31/01          12,859.94         13,116.77         11,339.01          10,340.00
 1/31/02          12,972.09         12,961.37         11,221.07          10,410.00
 2/28/02          12,749.02         12,615.30         10,913.54          10,230.00
 3/31/02          13,756.06         13,584.61         11,790.68          11,000.00
 4/30/02          14,144.79         13,651.36         11,898.14          11,250.00
 5/31/02          13,559.32         13,142.54         11,370.08          10,800.00
 6/30/02          12,857.96         12,406.40         10,805.92          10,240.00
 7/31/02          11,042.02         10,720.11          9,173.90           9,610.00
 8/31/02          11,146.75         10,776.93          9,150.53           9,610.00
 9/30/02          10,464.60         10,014.07          8,493.40           9,000.00
10/31/02          10,799.59         10,369.96          8,765.71           9,010.00
11/30/02          11,362.14         11,135.22          9,548.00           9,330.00
12/31/02          10,978.64         10,594.24          9,016.37           9,210.00
 1/31/03          10,601.28         10,284.44          8,766.83           8,940.00
 2/28/03          10,262.06          9,963.31          8,501.93           8,710.00
 3/31/03          10,342.68         10,047.44          8,611.41           8,940.00
 4/30/03          11,182.06         10,884.07          9,427.92           9,490.00
 5/31/03          12,083.73         11,840.23         10,439.66           9,890.00
 6/30/03          12,397.71         12,112.81         10,628.58          10,140.00
 7/31/03          13,042.34         12,733.98         11,293.61          10,380.00
 8/31/03          13,677.05         13,285.85         11,811.41          10,740.00
 9/30/03          13,275.33         12,997.31         11,593.39          10,580.00
10/31/03          14,426.05         14,018.66         12,566.97          11,300.00
11/30/03          14,971.93         14,523.67         13,012.94          11,650.00
12/31/03          15,237.13         14,927.55         13,276.95          11,730.00
 1/31/04          15,675.25         15,400.48         13,853.78          12,010.00
 2/29/04          15,976.89         15,668.47         13,977.97          12,150.00
 3/31/04          16,185.11         15,838.36         14,108.24          12,310.00
 4/30/04          15,648.51         15,294.02         13,388.94          11,870.00
 5/31/04          15,887.96         15,427.13         13,602.04          11,950.00
 6/30/04          16,768.21         16,085.71         14,174.87          12,460.00
 7/31/04          15,849.40         15,238.13         13,220.43          11,820.00
 8/31/04          15,709.52         15,104.82         13,152.48          11,720.00
 9/30/04          16,537.90         15,855.95         13,769.94          12,320.00
10/31/04          16,846.35         16,115.60         14,040.99          12,560.00
11/30/04          18,285.96         17,388.27         15,258.88          13,510.00
12/31/04          18,688.26         17,669.31         15,710.54          13,931.22
 1/31/05          18,265.16         17,157.02         15,055.04          13,571.90
 2/28/05          18,788.75         17,557.88         15,310.04          13,951.75
 3/31/05          18,302.33         17,115.78         14,871.77          13,664.30
 4/30/05          17,280.08         16,191.56         14,020.08          12,996.99
 5/31/05          18,424.55         17,059.29         14,937.71          13,787.49
 6/30/05          19,023.60         17,640.70         15,513.87          14,475.32
 7/31/05          20,168.85         18,689.08         16,496.76          15,193.96
 8/31/05          19,871.49         18,516.38         16,190.90          14,875.71
 9/30/05          20,046.42         18,693.03         16,241.69          15,050.23
10/31/05          19,418.93         18,119.17         15,737.39          14,444.53
11/30/05          20,310.69         18,947.15         16,501.38          15,039.96
12/31/05          20,123.69         19,004.64         16,425.96          15,040.05
 1/31/06          21,808.37         20,452.70         17,898.91          15,847.94
 2/28/06          21,645.01         20,317.49         17,849.64          15,814.74
 3/31/06          22,707.05         21,212.42         18,715.65          16,434.49
 4/30/06          22,704.99         21,371.82         18,712.60          16,567.30
 5/31/06          21,668.13         20,340.18         17,661.69          15,726.21
 6/30/06          21,672.21         20,201.97         17,775.25          15,847.94
 7/31/06          20,927.60         19,515.89         17,196.87          15,482.73
 8/31/06          21,287.98         19,901.98         17,706.02          15,737.27
 9/30/06          21,481.49         19,994.94         17,853.43          15,980.75
10/31/06          22,545.13         20,962.29         18,881.39          16,755.44
11/30/06          23,169.63         21,573.48         19,378.06          17,364.12
12/31/06          23,166.17         21,608.36         19,442.96          17,344.32
 1/31/07          23,643.10         21,994.45         19,768.32          17,755.60
 2/28/07          23,514.78         22,043.89         19,611.46          17,790.86
 3/31/07          23,909.04         22,286.80         19,821.41          18,166.88
 4/30/07          24,441.99         22,922.82         20,177.45          18,672.17
 5/31/07          25,567.16         23,912.24         21,004.85          19,482.98
 6/30/07          25,148.46         23,670.31         20,696.56          19,177.46
 7/31/07          23,879.36         22,429.88         19,281.03          17,967.12
 8/31/07          24,326.94         22,516.84         19,718.05          18,225.64
 9/30/07          24,689.51         22,997.43         20,056.51          18,401.90
10/31/07          25,148.82         23,553.55         20,631.94          18,777.93
11/30/07          23,282.33         21,975.55         19,150.45          17,403.08
12/31/07          23,097.48         22,023.85         19,138.50          17,206.97
 1/31/08          21,967.89         20,566.70         17,833.36          16,082.50
 2/29/08          21,291.36         20,172.90         17,172.33          15,467.96
 3/31/08          21,373.79         19,999.94         17,244.27          15,245.69
 4/30/08          22,231.61         20,966.92         17,966.29          16,030.20
 5/31/08          23,213.62         22,002.93         18,791.61          16,775.48
 6/30/08          21,459.87         20,474.33         17,344.88          15,637.94
 7/31/08          21,902.86         20,528.83         17,986.75          15,781.77
 8/31/08          22,817.74         21,001.96         18,636.86          16,134.80
 9/30/08          21,276.40         19,040.08         17,151.87          14,735.75
10/31/08          16,989.80         14,980.61         13,583.78          11,819.98
11/30/08          15,004.82         13,418.87         11,977.00          10,342.48
12/31/08          15,920.25         14,186.14         12,672.15          10,996.36
 1/31/09          13,898.31         12,906.66         11,262.74           9,805.09

                                     [END CHART]

         *Data from 7/31/99 to 1/31/09.

*The performance of the S&P SmallCap 600 Index, the Lipper Small-Cap Core Funds Index, and the Russell 2000 Index is calculated from the end of the month, July 31, 1999, while the Fund Shares' inception date is August 2, 1999. There may be a slight variation of the performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA SMALL CAP STOCK FUND

================================================================================

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund Shares to the following benchmarks:

o The unmanaged S&P SmallCap 600(R) Index is a market-value-weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

o The unmanaged Lipper Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category.

o The unmanaged Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA SMALL CAP STOCK FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                                                      1/31/09
--------------------------------------------------------------------------------
Net Assets                                                         $17.9 Million
Net Asset Value Per Share                                              $7.47

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/09
--------------------------------------------------------------------------------
                            Since Inception 8/01/08**
                                     -38.02%

--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------
Before Reimbursement         0.96%             After Reimbursement         0.91%

*The USAA Small Cap Stock Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS ESTIMATED TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2008. FOR THE FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO LIMIT THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.91%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE INSTITUTIONAL SHARES FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. IF THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 0.91%, THE INSTITUTIONAL SHARES WILL OPERATE AT THE LOWER EXPENSE RATIO. THE ESTIMATED EXPENSE RATIOS MAY DIFFER FROM THE INSTITUTIONAL SHARES' ACTUAL EXPENSE RATIO FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2009, WHICH WAS 0.90% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA Small Cap Stock Fund

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                       USAA SMALL CAP
                S&P SMALLCAP    LIPPER SMALL-CAP    RUSSELL 2000         STOCK FUND
                 600 INDEX      CORE FUNDS INDEX       INDEX        INSTITUTIONAL SHARES
 7/31/2008      $10,000.00        $10,000.00        $10,000.00          $10,000.00
 8/31/2008       10,417.70         10,230.47         10,361.44           10,198.35
 9/30/2008        9,713.98          9,274.80          9,535.84            9,314.05
10/31/2008        7,756.89          7,297.35          7,552.10            7,471.07
11/30/2008        6,850.62          6,536.60          6,658.79            6,537.19
12/31/2008        7,268.57          6,910.35          7,045.27            6,952.86
 1/31/2009        6,345.43          6,287.09          6,261.69            6,197.84

                                   [END CHART]

         *Data from 7/31/08 to 1/31/09.

         See page 11 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund Institutional Shares to the benchmarks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the S&P SmallCap 600 Index, the Lipper Small-Cap Core Funds Index, and Russell 2000 Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                  AS OF 1/31/09
                          (% of Net Assets of the Fund)

Carlisle Companies, Inc. ..............................................     1.5%
Universal American Financial Corp. ....................................     1.1%
Maximus, Inc. .........................................................     1.1%
Belden, Inc. ..........................................................     1.0%
Centene Corp. .........................................................     1.0%
Matthews International Corp. "A" ......................................     1.0%
Cato Corp. "A" ........................................................     1.0%
CEC Entertainment, Inc. ...............................................     1.0%
Lance, Inc. ...........................................................     1.0%
United Stationers, Inc. ...............................................     0.9%

You will find a complete list of securities that the Fund owns on pages 16-27.

================================================================================

14  | USAA SMALL CAP STOCK FUND

================================================================================

                   o  SECTOR ASSET ALLOCATION -- 1/31/2009  o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Health Care                                                                20.7%
Industrials                                                                17.1%
Information Technology                                                     15.0%
Consumer Discretionary                                                     14.9%
Financials                                                                 10.9%
Energy                                                                      5.0%
Materials                                                                   4.7%
Utilities                                                                   4.0%
Consumer Staples                                                            3.9%
Money Market Instruments                                                    3.4%
Telecommunication Services                                                  1.1%

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               COMMON STOCKS (97.3%)

               CONSUMER DISCRETIONARY (14.9%)
               ------------------------------
               ADVERTISING (0.8%)
   190,300     Arbitron, Inc.                                                         $  2,858
                                                                                      --------
               APPAREL & ACCESSORIES & LUXURY GOODS (1.0%)
    17,600     Carter's, Inc.*                                                             299
   121,400     UniFirst Corp.                                                            3,186
                                                                                      --------
                                                                                         3,485
                                                                                      --------
               APPAREL RETAIL (2.8%)
    85,550     Aeropostale, Inc.*                                                        1,806
   264,554     Cato Corp. "A"                                                            3,500
   125,500     Finish Line, Inc. "A"                                                       596
    33,550     Gymboree Corp.*                                                             822
   396,550     Stage Stores, Inc.                                                        2,836
                                                                                      --------
                                                                                         9,560
                                                                                      --------
               AUTO PARTS & EQUIPMENT (0.3%)
    16,700     Fuel Systems Solutions, Inc.*                                               437
   224,600     Modine Manufacturing Co.                                                    615
                                                                                      --------
                                                                                         1,052
                                                                                      --------
               CASINOS & GAMING (0.8%)
    37,520     Bally Technologies, Inc.*                                                   758
    95,250     WMS Industries, Inc.*                                                     2,116
                                                                                      --------
                                                                                         2,874
                                                                                      --------
               CATALOG RETAIL (0.2%)
    49,665     PetMed Express, Inc.*                                                       717
                                                                                      --------
               DISTRIBUTORS (0.3%)
    90,800     LKQ Corp.*                                                                1,049
                                                                                      --------
               EDUCATION SERVICES (0.6%)
   116,880     Corinthian Colleges, Inc.*                                                2,183
                                                                                      --------
               FOOTWEAR (0.5%)
    89,840     Wolverine World Wide, Inc.                                                1,630
                                                                                      --------

================================================================================

16  | USAA SMALL CAP STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               HOME FURNISHINGS (0.3%)
   140,400     Tempur-Pedic International, Inc.                                       $    983
                                                                                      --------
               HOMEFURNISHING RETAIL (0.1%)
    14,400     Aaron Rents, Inc. "B"                                                       315
                                                                                      --------
               HOTELS, RESORTS, & CRUISE LINES (0.8%)
   102,900     Choice Hotels International, Inc.                                         2,708
                                                                                      --------
               HOUSEHOLD APPLIANCES (0.6%)
   207,800     Helen of Troy Ltd.*                                                       2,176
                                                                                      --------
               INTERNET RETAIL (0.7%)
    34,400     Netflix, Inc.*                                                            1,243
    81,631     NutriSystem, Inc.                                                         1,052
                                                                                      --------
                                                                                         2,295
                                                                                      --------
               LEISURE PRODUCTS (0.4%)
    43,080     JAKKS Pacific, Inc.*                                                        790
    28,900     Polaris Industries, Inc.                                                    615
                                                                                      --------
                                                                                         1,405
                                                                                      --------
               PUBLISHING (0.1%)
   201,800     Valassis Communications, Inc.*                                              258
                                                                                      --------
               RESTAURANTS (2.7%)
    70,050     California Pizza Kitchen, Inc.*                                             726
   147,610     CEC Entertainment, Inc.*                                                  3,445
    97,455     CKE Restaurants, Inc.                                                       809
    61,040     P.F. Chang's China Bistro, Inc.*                                          1,082
    16,572     Panera Bread Co. "A"*                                                       778
   231,700     Sonic Corp.*                                                              2,257
                                                                                      --------
                                                                                         9,097
                                                                                      --------
               SPECIALIZED CONSUMER SERVICES (1.2%)
    90,321     Matthews International Corp. "A"                                          3,517
    28,200     Steiner Leisure Ltd.*                                                       703
                                                                                      --------
                                                                                         4,220
                                                                                      --------
               SPECIALTY STORES (0.7%)
   184,114     Hibbett Sports, Inc.*                                                     2,506
                                                                                      --------
               Total Consumer Discretionary                                             51,371
                                                                                      --------
               CONSUMER STAPLES (3.9%)
               -----------------------
               FOOD DISTRIBUTORS (0.5%)
    40,500     Spartan Stores, Inc.                                                        753
    62,767     United Natural Foods, Inc.*                                                 975
                                                                                      --------
                                                                                         1,728
                                                                                      --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               FOOD RETAIL (0.5%)
    89,900     Casey's General Stores, Inc.                                           $  1,910
                                                                                      --------
               PACKAGED FOODS & MEAT (1.8%)
    33,198     Diamond Foods, Inc.                                                         853
    86,080     Flowers Foods, Inc.                                                       1,850
   180,800     Lance, Inc.                                                               3,404
                                                                                      --------
                                                                                         6,107
                                                                                      --------
               PERSONAL PRODUCTS (1.1%)
   139,200     Herbalife Ltd.                                                            2,855
    83,700     Nu Skin Enterprises, Inc. "A"                                               794
                                                                                      --------
                                                                                         3,649
                                                                                      --------
               Total Consumer Staples                                                   13,394
                                                                                      --------
               ENERGY (5.0%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
   215,920     International Coal Group, Inc.*                                             522
                                                                                      --------
               OIL & GAS DRILLING (0.1%)
    35,791     Precision Drilling Trust                                                    178
                                                                                      --------
               OIL & GAS EQUIPMENT & SERVICES (1.2%)
    33,600     Dresser-Rand Group, Inc.*                                                   654
    79,250     Key Energy Services, Inc.*                                                  270
    70,646     Matrix Service Co.*                                                         374
    44,500     Oil States International, Inc.*                                             815
    66,470     RPC, Inc.                                                                   495
    22,589     Seacor Holdings, Inc.*                                                    1,469
                                                                                      --------
                                                                                         4,077
                                                                                      --------
               OIL & GAS EXPLORATION & PRODUCTION (3.2%)
    76,100     Bill Barrett Corp.*                                                       1,683
    22,670     Clayton Williams Energy, Inc.*                                              902
    34,315     Comstock Resources, Inc.*                                                 1,308
    45,574     Concho Resources, Inc.*                                                   1,149
    74,985     McMoRan Exploration Co. *                                                   502
   121,000     Penn Virginia Corp.                                                       2,493
   206,839     VAALCO Energy, Inc.*                                                      1,553
    57,300     Whiting Petroleum Corp.*                                                  1,662
                                                                                      --------
                                                                                        11,252
                                                                                      --------
               OIL & GAS REFINING & MARKETING (0.2%)
    55,451     Western Refining, Inc.                                                      647
                                                                                      --------

================================================================================

18  | USAA SMALL CAP STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    36,310     Knightsbridge Tankers Ltd.                                             $    548
                                                                                      --------
               Total Energy                                                             17,224
                                                                                      --------
               FINANCIALS (10.9%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
   301,200     Ares Capital Corp.                                                        1,419
                                                                                      --------
               CONSUMER FINANCE (0.9%)
    93,928     Credit Acceptance Corp.*                                                  1,696
    47,820     Dollar Financial Corp.*                                                     375
    47,910     EZCORP, Inc. "A"*                                                           650
    25,100     First Cash Financial Services, Inc.*                                        422
                                                                                      --------
                                                                                         3,143
                                                                                      --------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
    51,500     Comfort Systems USA, Inc.                                                   527
                                                                                      --------
               LIFE & HEALTH INSURANCE (0.9%)
   201,900     Delphi Financial Group, Inc. "A"                                          3,063
                                                                                      --------
               PROPERTY & CASUALTY INSURANCE (0.6%)
   204,100     Assured Guaranty Ltd.                                                     1,557
    29,230     Employers Holdings, Inc.                                                    396
                                                                                      --------
                                                                                         1,953
                                                                                      --------
               REGIONAL BANKS (2.2%)
    73,300     First Midwest Bancorp, Inc.                                                 733
   125,080     International Bancshares Corp.                                            2,279
    74,700     MB Financial, Inc.                                                        1,221
    26,040     Signature Bank*                                                             669
   236,500     Webster Financial Corp.                                                     988
    37,400     Westamerica Bancorp                                                       1,598
                                                                                      --------
                                                                                         7,488
                                                                                      --------
               REINSURANCE (1.4%)
    84,700     IPC Holdings Ltd.                                                         2,173
   101,600     Platinum Underwriters Holdings Ltd.                                       2,826
                                                                                      --------
                                                                                         4,999
                                                                                      --------
               REITs - DIVERSIFIED (0.6%)
    48,100     PS Business Parks, Inc.                                                   2,063
                                                                                      --------
               REITs - OFFICE (0.4%)
    59,290     Highwoods Properties, Inc.                                                1,338
                                                                                      --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               REITs - RESIDENTIAL (0.6%)
    72,900     American Campus Communities, Inc.                                      $  1,558
    63,380     Associated Estates Realty Corp.                                             470
                                                                                      --------
                                                                                         2,028
                                                                                      --------
               REITs - RETAIL (1.3%)
   129,300     Acadia Realty Trust                                                       1,509
   151,200     Realty Income Corp.                                                       2,913
                                                                                      --------
                                                                                         4,422
                                                                                      --------
               REITs - SPECIALIZED (0.5%)
    10,600     Entertainment Properties Trust                                              240
    60,600     OMEGA Healthcare Investors, Inc.                                            887
   197,600     U-Store-It Trust                                                            741
                                                                                      --------
                                                                                         1,868
                                                                                      --------
               SPECIALIZED FINANCE (0.7%)
    51,479     Asset Acceptance Capital Corp.*                                             216
    76,446     Financial Federal Corp.                                                   1,660
    36,770     Interactive Brokers Group, Inc. "A"*                                        561
                                                                                      --------
                                                                                         2,437
                                                                                      --------
               THRIFTS & MORTGAGE FINANCE (0.3%)
    89,600     NewAlliance Bancshares, Inc.                                                985
                                                                                      --------
               Total Financials                                                         37,733
                                                                                      --------
               HEALTH CARE (20.7%)
               -------------------
               BIOTECHNOLOGY (5.0%)
    25,160     Alexion Pharmaceuticals, Inc.*                                              928
   160,120     Alkermes, Inc.*                                                           1,836
    38,450     Alnylam Pharmaceuticals, Inc.*                                              811
    75,600     Cubist Pharmaceuticals, Inc.*                                             1,619
   119,596     CV Therapeutics, Inc.*                                                    1,872
    67,691     Emergent BioSolutions, Inc.*                                              1,484
    81,400     Isis Pharmaceuticals, Inc.*                                               1,150
    85,900     Luminex Corp.*                                                            1,750
    88,678     Martek Biosciences Corp.                                                  2,345
    28,600     Myriad Genetics, Inc.*                                                    2,133
    26,834     NPS Pharmaceuticals, Inc.*                                                  167
   216,310     PDL BioPharma, Inc.                                                       1,389
                                                                                      --------
                                                                                        17,484
                                                                                      --------
               HEALTH CARE DISTRIBUTORS (0.3%)
    61,600     PSS World Medical, Inc.*                                                    978
                                                                                      --------

================================================================================

20  | USAA SMALL CAP STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT (3.0%)
   103,100     Cyberonics, Inc.*                                                      $  1,587
    42,670     Kensey Nash Corp.*                                                          882
   108,600     Orthofix International N.V.*                                              1,733
    28,770     Sirona Dental Systems, Inc.*                                                345
    79,050     Steris Corp.                                                              2,103
    76,600     Thoratec Corp.*                                                           2,219
    60,700     VNUS Medical Technologies, Inc.*                                            972
    43,400     Volcano Corp.*                                                              567
                                                                                      --------
                                                                                        10,408
                                                                                      --------
               HEALTH CARE FACILITIES (0.6%)
   103,100     AmSurg Corp. "A"*                                                         2,020
                                                                                      --------
               HEALTH CARE SERVICES (2.7%)
    38,380     Amedisys, Inc.*                                                           1,582
    78,780     AMN Healthcare Services, Inc.*                                              536
    39,380     CardioNet, Inc.*                                                            893
    68,074     CorVel Corp.*                                                             1,201
    54,270     Emergency Medical Services Corp. "A"*                                     1,819
    79,670     Gentiva Health Services, Inc.*                                            2,014
    51,500     LHC Group, Inc.*                                                          1,371
                                                                                      --------
                                                                                         9,416
                                                                                      --------
               HEALTH CARE SUPPLIES (2.3%)
    37,470     Haemonetics Corp.*                                                        2,216
    89,500     ICU Medical, Inc.*                                                        2,731
    96,326     Invacare Corp.                                                            1,836
    74,875     Merit Medical Systems, Inc.*                                              1,152
                                                                                      --------
                                                                                         7,935
                                                                                      --------
               LIFE SCIENCES TOOLS & SERVICES (1.4%)
    23,800     Bio-Rad Laboratories, Inc. "A"*                                           1,513
   112,700     Charles River Laboratories International, Inc.*                           2,751
    19,080     Varian, Inc.*                                                               531
                                                                                      --------
                                                                                         4,795
                                                                                      --------
               MANAGED HEALTH CARE (2.5%)
   201,180     Centene Corp.*                                                            3,567
    78,030     HealthSpring, Inc.*                                                       1,359
   391,150     Universal American Financial Corp.*                                       3,861
                                                                                      --------
                                                                                         8,787
                                                                                      --------
               PHARMACEUTICALS (2.9%)
   102,980     Medicines Co.*                                                            1,318
    87,150     Pain Therapeutics, Inc.*                                                    579

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
    43,005     Par Pharmaceutical Companies, Inc.*                                    $    529
    73,187     Perrigo Co.                                                               2,148
   245,302     Questcor Pharmaceuticals, Inc.*                                           1,582
   138,785     Valeant Pharmaceuticals International*                                    3,012
    62,150     ViroPharma, Inc.*                                                           746
                                                                                      --------
                                                                                         9,914
                                                                                      --------
               Total Health Care                                                        71,737
                                                                                      --------
               INDUSTRIALS (17.1%)
               -------------------
               AEROSPACE & DEFENSE (0.7%)
    24,615     Stanley, Inc.*                                                              745
    32,880     Teledyne Technologies, Inc.*                                                916
    13,650     Triumph Group, Inc.                                                         618
                                                                                      --------
                                                                                         2,279
                                                                                      --------
               AIRLINES (0.6%)
    11,650     Allegiant Travel Co.*                                                       417
   163,233     Hawaiian Holdings, Inc.*                                                    664
   107,300     UAL Corp.*                                                                1,013
                                                                                      --------
                                                                                         2,094
                                                                                      --------
               BUILDING PRODUCTS (0.3%)
    56,000     Simpson Manufacturing Co., Inc.                                           1,124
                                                                                      --------
               COMMERCIAL PRINTING (0.2%)
   220,616     Bowne & Co., Inc.                                                           618
                                                                                      --------
               CONSTRUCTION & ENGINEERING (1.0%)
    39,014     Baker Michael Corp.*                                                      1,364
    10,500     EMCOR Group, Inc.*                                                          216
    53,840     MasTec, Inc.*                                                               572
    74,500     Sterling Construction Co., Inc.*                                          1,335
                                                                                      --------
                                                                                         3,487
                                                                                      --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
   166,700     Force Protection, Inc.*                                                   1,002
   147,710     Titan International, Inc.                                                 1,146
    32,300     Westinghouse Air Brake Technologies Corp.                                   967
                                                                                      --------
                                                                                         3,115
                                                                                      --------
               DIVERSIFIED SUPPORT SERVICES (0.1%)
    11,500     Copart, Inc.*                                                               277
                                                                                      --------
               ELECTRICAL COMPONENTS & EQUIPMENT (2.0%)
    73,200     Acuity Brands, Inc.                                                       1,967
   276,390     Belden, Inc.                                                              3,610

================================================================================

22  | USAA SMALL CAP STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
    91,200     GrafTech International Ltd.*                                           $    730
   136,871     GT Solar International, Inc.*                                               497
    11,500     Powell Industries, Inc.*                                                    274
                                                                                      --------
                                                                                         7,078
                                                                                      --------
               ENVIRONMENTAL & FACILITIES SERVICES (1.1%)
    88,000     Rollins, Inc.                                                             1,373
   102,330     Tetra Tech, Inc.*                                                         2,377
                                                                                      --------
                                                                                         3,750
                                                                                      --------
               HIGHWAYS & RAILTRACKS (0.1%)
    98,100     Quixote Corp.                                                               413
                                                                                      --------
               INDUSTRIAL CONGLOMERATES (1.5%)
   282,500     Carlisle Companies, Inc.                                                  5,274
                                                                                      --------
               INDUSTRIAL MACHINERY (3.4%)
   212,969     Albany International Corp. "A"                                            2,132
    81,600     Chart Industries, Inc.*                                                     690
    36,250     CIRCOR International, Inc.                                                  806
    66,170     EnPro Industries, Inc.*                                                   1,211
    60,600     ESCO Technologies, Inc.*                                                  2,148
    31,040     Gardner Denver, Inc.*                                                       676
    38,880     L.B. Foster Co. "A"*                                                      1,026
   159,200     Mueller Industries, Inc.                                                  3,203
                                                                                      --------
                                                                                        11,892
                                                                                      --------
               MARINE (0.2%)
    27,951     Kirby Corp.*                                                                670
                                                                                      --------
               OFFICE SERVICES & SUPPLIES (1.2%)
   421,500     ACCO Brands Corp.*                                                          809
   114,800     United Stationers, Inc.*                                                  3,216
                                                                                      --------
                                                                                         4,025
                                                                                      --------
               RAILROADS (0.9%)
   108,600     Genesee & Wyoming, Inc. "A"*                                              2,951
                                                                                      --------
               RESEARCH & CONSULTING SERVICES (1.0%)
    40,900     CoStar Group, Inc.*                                                       1,211
    70,190     Navigant Consulting, Inc.*                                                1,006
    23,290     Watson Wyatt Worldwide, Inc. "A"                                          1,083
                                                                                      --------
                                                                                         3,300
                                                                                      --------
               TRADING COMPANIES & DISTRIBUTORS (1.3%)
    96,956     Beacon Roofing Supply, Inc.*                                              1,235
    61,125     DXP Enterprises, Inc.*                                                      830
   108,100     GATX Corp.                                                                2,605
                                                                                      --------
                                                                                         4,670
                                                                                      --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               TRUCKING (0.6%)
    76,200     Knight Transportation, Inc.                                            $  1,017
   207,800     Vitran Corp., Inc. "A"*                                                     962
                                                                                      --------
                                                                                         1,979
                                                                                      --------
               Total Industrials                                                        58,996
                                                                                      --------
               INFORMATION TECHNOLOGY (15.0%)
               ------------------------------
               APPLICATION SOFTWARE (2.1%)
   113,615     JDA Software Group, Inc.*                                                 1,273
   132,580     Parametric Technology Corp. *                                             1,193
    32,835     Pegasystems, Inc.                                                           446
   113,490     Quest Software, Inc.*                                                     1,415
    40,412     Solera Holdings, Inc.*                                                      974
   198,730     TIBCO Software, Inc.*                                                     1,063
    75,410     Tyler Technologies, Inc.*                                                   949
                                                                                      --------
                                                                                         7,313
                                                                                      --------
               COMMUNICATIONS EQUIPMENT (1.6%)
    89,060     ADTRAN, Inc.                                                              1,349
   131,900     Arris Group, Inc.*                                                          939
    17,404     Avocent Corp.*                                                              250
    43,870     InterDigital, Inc.*                                                       1,418
   132,160     Tekelec*                                                                  1,642
                                                                                      --------
                                                                                         5,598
                                                                                      --------
               COMPUTER HARDWARE (0.9%)
   121,300     Diebold, Inc.                                                             3,006
                                                                                      --------
               COMPUTER STORAGE & PERIPHERALS (1.0%)
   196,900     Electronics for Imaging, Inc.*                                            1,750
    49,300     Synaptics, Inc.*                                                          1,162
   250,300     Xyratex Ltd.*                                                               433
                                                                                      --------
                                                                                         3,345
                                                                                      --------
               DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    67,820     CSG Systems International, Inc.*                                            983
    64,450     TeleTech Holdings, Inc.*                                                    522
                                                                                      --------
                                                                                         1,505
                                                                                      --------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
    34,730     MTS Systems Corp.                                                           910
                                                                                      --------
               ELECTRONIC MANUFACTURING SERVICES (0.7%)
    35,200     Multi-Fineline Electronix, Inc.*                                            652
   215,298     Nam Tai Electronics, Inc.                                                 1,221
    34,520     Plexus Corp.*                                                               499
                                                                                      --------
                                                                                         2,372
                                                                                      --------

================================================================================

24  | USAA SMALL CAP STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               INTERNET SOFTWARE & SERVICES (2.5%)
    35,000     Bankrate, Inc.*                                                        $  1,168
    36,840     Digital River, Inc.*                                                        912
   142,400     EarthLink, Inc.*                                                          1,072
    67,290     J2 Global Communications, Inc.*                                           1,318
    22,200     Sohu.com, Inc.*                                                             878
   140,809     TeleCommunication Systems, Inc. "A"*                                      1,008
   195,253     Websense, Inc.*                                                           2,187
                                                                                      --------
                                                                                         8,543
                                                                                      --------
               IT CONSULTING & OTHER SERVICES (2.8%)
    20,891     Forrester Research, Inc.*                                                   436
    98,360     Gartner, Inc.*                                                            1,393
    16,769     ManTech International Corp. "A"*                                            899
   103,600     Maximus, Inc.                                                             3,850
   154,080     MPS Group, Inc.*                                                            932
   255,700     Sapient Corp.*                                                            1,089
    69,800     Sykes Enterprises, Inc.*                                                  1,167
                                                                                      --------
                                                                                         9,766
                                                                                      --------
               OFFICE ELECTRONICS (0.8%)
   155,800     Zebra Technologies Corp. "A"*                                             2,622
                                                                                      --------
               SEMICONDUCTOR EQUIPMENT (0.1%)
    45,640     Ultratech, Inc.*                                                            511
                                                                                      --------
               SEMICONDUCTORS (0.4%)
    68,208     IXYS Corp.                                                                  467
    43,380     Semtech Corp.*                                                              510
   126,130     Skyworks Solutions, Inc.*                                                   545
                                                                                      --------
                                                                                         1,522
                                                                                      --------
               SYSTEMS SOFTWARE (1.4%)
    50,700     Progress Software Corp.*                                                    865
   105,020     Sybase, Inc.*                                                             2,868
   125,140     Wind River Systems, Inc.*                                                   997
                                                                                      --------
                                                                                         4,730
                                                                                      --------
               Total Information Technology                                             51,743
                                                                                      --------
               MATERIALS (4.7%)
               ----------------
               COMMODITY CHEMICALS (0.5%)
    72,600     Calgon Carbon Corp.*                                                        913
    52,030     Innophos Holdings, Inc.                                                     787
                                                                                      --------
                                                                                         1,700
                                                                                      --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               DIVERSIFIED CHEMICALS (0.4%)
    33,648     LSB Industries, Inc.*                                                  $    248
    83,300     Olin Corp.                                                                1,171
                                                                                      --------
                                                                                         1,419
                                                                                      --------
               DIVERSIFIED METALS & MINING (0.9%)
    48,961     Compass Minerals International, Inc.                                      2,946
                                                                                      --------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    38,138     Terra Industries, Inc.                                                      781
                                                                                      --------
               FOREST PRODUCTS (0.6%)
    49,600     Deltic Timber Corp.                                                       1,963
                                                                                      --------
               GOLD (0.0%)
    15,600     Allied Nevada Gold Corp.*                                                    78
                                                                                      --------
               METAL & GLASS CONTAINERS (0.8%)
    92,000     AptarGroup, Inc.                                                          2,835
                                                                                      --------
               PAPER PACKAGING (0.5%)
    52,100     Rock-Tenn Co. "A"                                                         1,624
                                                                                      --------
               SPECIALTY CHEMICALS (0.7%)
   224,200     Zep, Inc.                                                                 2,464
                                                                                      --------
               STEEL (0.1%)
    28,500     Olympic Steel, Inc.                                                         452
                                                                                      --------
               Total Materials                                                          16,262
                                                                                      --------
               TELECOMMUNICATION SERVICES (1.1%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.4%)
   141,180     Premiere Global Services, Inc.*                                           1,368
                                                                                      --------
               WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    54,250     Starent Networks Corp.*                                                     797
   115,600     Syniverse Holdings, Inc.*                                                 1,568
                                                                                      --------
                                                                                         2,365
                                                                                      --------
               Total Telecommunication Services                                          3,733
                                                                                      --------
               UTILITIES (4.0%)
               ----------------
               ELECTRIC UTILITIES (2.2%)
    19,900     El Paso Electric Co.*                                                       329
    37,800     ITC Holdings Corp.                                                        1,587
   104,700     UniSource Energy Corp.                                                    2,956
   134,900     Weststar Energy, Inc.                                                     2,709
                                                                                      --------
                                                                                         7,581
                                                                                      --------

================================================================================

26  | USAA SMALL CAP STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               GAS UTILITIES (1.7%)
    86,500     Atmos Energy Corp.                                                     $  2,123
    43,450     New Jersey Resources Corp.                                                1,742
    63,300     WGL Holdings, Inc.                                                        2,032
                                                                                      --------
                                                                                         5,897
                                                                                      --------
               WATER UTILITIES (0.1%)
    16,497     SJW Corp.                                                                   444
                                                                                      --------
               Total Utilities                                                          13,922
                                                                                      --------
               Total Common Stocks (Cost: $455,745)                                    336,115
                                                                                      --------

               MONEY MARKET INSTRUMENTS (3.4%)

               MONEY MARKET FUNDS (3.4%)
11,976,898     State Street Institutional Liquid Reserve
                  Fund, 1.12%(a) (cost: $11,977)                                        11,977
                                                                                      --------

               TOTAL INVESTMENTS (COST: $467,722)                                     $348,092
                                                                                      ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

  REIT   Real estate investment trust

o SPECIFIC NOTES

  (a) Rate represents the money market fund annualized seven-day yield at January 31, 2009.

    * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

28  | USAA SMALL CAP STOCK FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $467,722)                $ 348,092
   Cash                                                                                10
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 8)                                             149
         Nonaffiliated transactions                                                   359
      USAA Investment Management Company (Note 7D)                                    100
      Dividends and interest                                                          226
      Securities sold                                                               2,154
                                                                                ---------
         Total assets                                                             351,090
                                                                                ---------
LIABILITIES
   Payables:
      Securities purchased                                                          4,707
      Capital shares redeemed                                                         365
   Accrued management fees                                                            233
   Accrued transfer agent's fees                                                       45
   Other accrued expenses and payables                                                 95
                                                                                ---------
         Total liabilities                                                          5,445
                                                                                ---------
            Net assets applicable to capital shares outstanding                 $ 345,645
                                                                                =========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $ 589,953
   Accumulated undistributed net investment income                                    141
   Accumulated net realized loss on investments                                  (124,819)
   Net unrealized depreciation of investments                                    (119,630)
                                                                                ---------
            Net assets applicable to capital shares outstanding                 $ 345,645
                                                                                =========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $327,728/43,782 shares outstanding)            $    7.49
                                                                                =========
      Institutional Shares (net assets of $17,917/2,398 shares outstanding)     $    7.47
                                                                                =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $1)                              $   3,056
   Interest                                                                           169
   Securities lending (net)                                                           186
                                                                                ---------
         Total income                                                               3,411
                                                                                ---------
EXPENSES
   Management fees                                                                  1,568
   Administration and servicing fees:
      Fund Shares                                                                     312
      Institutional Shares                                                              3
   Transfer agent's fees:
      Fund Shares                                                                     932
      Institutional Shares                                                              3
   Custody and accounting fees:
      Fund Shares                                                                      80
      Institutional Shares                                                              2
   Postage:
      Fund Shares                                                                      55
   Shareholder reporting fees:
      Fund Shares                                                                      26
   Trustees' fees                                                                       6
   Registration fees:
      Fund Shares                                                                      18
   Professional fees                                                                   35
   Other                                                                                7
                                                                                ---------
         Total expenses                                                             3,047
   Expenses reimbursed:
      Fund Shares                                                                    (100)
                                                                                ---------
         Net expenses                                                               2,947
                                                                                ---------
NET INVESTMENT INCOME                                                                 464
                                                                                ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized loss on:
      Investments                                                                 (77,425)
      Foreign currency transactions                                                    (1)
   Change in net unrealized appreciation/depreciation                            (125,788)
                                                                                ---------
         Net realized and unrealized loss                                        (203,214)
                                                                                ---------
   Decrease in net assets resulting from operations                             $(202,750)
                                                                                =========

See accompanying notes to financial statements.

================================================================================

30  | USAA SMALL CAP STOCK FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited), and year ended
July 31, 2008

--------------------------------------------------------------------------------

                                                                   1/31/2009       7/31/2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                           $     464        $    157
   Net realized loss on investments                                  (77,425)        (46,860)
   Net realized loss on foreign currency transactions                     (1)              -
   Change in net unrealized appreciation/depreciation
      of investments                                                (125,788)        (19,220)
                                                                   -------------------------
      Decrease in net assets resulting from operations              (202,750)        (65,923)
                                                                   -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                       (422)           (501)
      Institutional Shares*                                              (58)              -
                                                                   -------------------------
         Total distributions of net investment income                   (480)           (501)
                                                                   -------------------------
   Net realized gains:
      Fund Shares                                                          -         (51,633)
                                                                   -------------------------
      Distributions to shareholders                                     (480)        (52,134)
                                                                   -------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                         5,303         125,441
   Institutional Shares                                               21,974               -
                                                                   -------------------------
      Total net increase in net assets from capital
         share transactions                                           27,277         125,441
                                                                   -------------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 7E):
      Institutional Shares                                                10               -
                                                                   -------------------------
   Net increase (decrease) in net assets                            (175,943)          7,384
NET ASSETS
   Beginning of period                                               521,588         514,204
                                                                   -------------------------
   End of period                                                   $ 345,645        $521,588
                                                                   =========================
Accumulated undistributed net investment income:
   End of period                                                   $     141        $    157
                                                                   =========================

* Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term growth of capital.

The Fund has two classes of shares: Small Cap Stock Fund Shares (Fund Shares) and, effective August 1, 2008, Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange

================================================================================

32  | USAA SMALL CAP STOCK FUND

================================================================================

        or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair

================================================================================

34  | USAA SMALL CAP STOCK FUND

================================================================================

    value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used to value the Fund's assets as of January 31, 2009:

    VALUATION INPUTS                                   INVESTMENTS IN SECURITIES
    ----------------------------------------------------------------------------
    Level 1 -- Quoted Prices                                  $348,092,000
    Level 2 -- Other Significant Observable Inputs                       -
    Level 3 -- Significant Unobservable Inputs                           -
    ----------------------------------------------------------------------------
    Total                                                     $348,092,000
    ----------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. The Fund did not enter into any repurchase agreements as of January 31, 2009.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

================================================================================

36  | USAA SMALL CAP STOCK FUND

================================================================================

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2009, the Fund did not incur any expenses paid indirectly.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2009, the Fund paid CAPCO facility fees of $1,000, which represents 1.1% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2009, in accordance with applicable tax law.

================================================================================

38  | USAA SMALL CAP STOCK FUND

================================================================================

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2008, the Fund had capital loss carryovers of $5,400,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2016. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2005, through July 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2009, were $212,618,000 and $175,219,000, respectively.

As of January 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

Gross unrealized appreciation and depreciation of investments as of January 31, 2009, were $11,130,000 and $130,760,000, respectively, resulting in net unrealized depreciation of $119,630,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2009, the Fund received securities-lending income of $186,000, which is net of the 20% income retained by Wachovia. As of January 31, 2009, the Fund had no securities out on loan; however, the Fund still had a cash collateral balance of $1,000, pending settlement of broker accounts for prior lending activity.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2009, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

40  | USAA SMALL CAP STOCK FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                                      SIX-MONTH PERIOD ENDED          YEAR ENDED
                                                            1/31/2009                 7/31/2008
--------------------------------------------------------------------------------------------------------
                                                      SHARES         AMOUNT      SHARES         AMOUNT
                                                      --------------------------------------------------
FUND SHARES:
Shares sold                                            5,848        $ 55,259      15,499       $ 202,542
Shares issued from reinvested dividends                   52             418       3,867          51,588
Shares redeemed                                       (5,335)        (50,374)     (9,786)       (128,689)
                                                      --------------------------------------------------
Net increase from capital share transactions             566        $  5,303       9,580       $ 125,441
                                                      ==================================================
INSTITUTIONAL SHARES (COMMENCED ON AUGUST 1, 2008):
Shares sold                                            2,397        $ 21,963           -       $       -
Shares issued from reinvested dividends                    7              58           -               -
Shares redeemed                                           (6)            (47)          -               -
                                                      --------------------------------------------------
Net increase from capital share transactions           2,398        $ 21,974           -       $       -
                                                      ==================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each class on a monthly basis by comparing each share class's performance to that of the Lipper Small-Cap Core Funds Index over the performance period. The Lipper Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds within the Lipper Small-Cap Core Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
    ----------------------------------------------------------------------------
    +/- 1.00% to 4.00%                   +/- 0.04%
    +/- 4.01% to 7.00%                   +/- 0.05%
    +/- 7.01% and greater                +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment, in the case of overperformance, or a negative adjustment, in the case of underperformance.

================================================================================

42  | USAA SMALL CAP STOCK FUND

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Small-Cap Core Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $1,568,000, which is net of a performance adjustment for the Fund Shares and Institutional Shares of $(30,000) and less than $(500), respectively. For the Fund Shares and Institutional Shares, the performance adjustment was (0.01)% and less than (0.01)%, respectively.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into investment subadvisory agreements with Batterymarch Financial Management, Inc. (Batterymarch) and Wellington Management Company, LLP (Wellington Management), under which Batterymarch and Wellington Management direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Batterymarch a subadvisory fee in the annual amount of 0.50% of the Fund's average daily net assets that Batterymarch manages, and pays Wellington Management a subadvisory fee in the annual amount of 0.70% of the Fund's average daily net assets that Wellington Management manages. For the six-month period ended January 31, 2009, the Manager incurred subadvisory fees, paid or payable to Batterymarch and Wellington Management, of $544,000 and $726,000, respectively.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended January 31, 2009, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $312,000 and $3,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2009, the Fund reimbursed the Manager $3,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Fund Shares and, for their first two fiscal years, the Institutional Shares, to 1.40% and 0.91%, respectively, of their average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. The Manager may modify or terminate this voluntary agreement at any time. For the six-month period ended January 31, 2009, the Fund incurred reimbursable expenses from the Manager for the Fund Shares and Institutional Shares of $100,000 and zero, respectively, all of which was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2009, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $932,000 and $3,000, respectively. For the six-month period ended January 31, 2009, the Institutional Shares recorded a capital contribution of $10,000 from SAS for adjustments related to corrections to shareholder accounts.

================================================================================

44  | USAA SMALL CAP STOCK FUND

================================================================================

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2009, the Fund recorded a receivable for capital shares sold of $149,000 for the Target Funds' purchases of Institutional Shares. As of January 31, 2009, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                       0.4%
USAA Target Retirement 2020 Fund                                         1.1
USAA Target Retirement 2030 Fund                                         1.5
USAA Target Retirement 2040 Fund                                         1.6
USAA Target Retirement 2050 Fund                                         0.7

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

46  | USAA SMALL CAP STOCK FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                                  YEAR ENDED JULY 31,
                               ---------------------------------------------------------------------------------------------
                                   2009             2008              2007            2006             2005             2004
                               ---------------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $  12.07         $  15.29          $  13.99        $  14.80         $  11.82         $  10.38
                               ---------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
   income (loss)                    .01              .00(b)            .04               -              .00(a),(b)      (.04)(a)
  Net realized and
   unrealized gain (loss)         (4.58)           (1.72)             2.17             .26             3.34(a)          1.48(a)
                               ---------------------------------------------------------------------------------------------
Total from investment
  operations                      (4.57)           (1.72)             2.21             .26             3.34(a)          1.44(a)
                               ---------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.01)            (.01)             (.02)              -             (.01)               -
  Realized capital gains              -            (1.49)             (.89)          (1.07)            (.35)               -
                               ---------------------------------------------------------------------------------------------
Total distributions                (.01)           (1.50)             (.91)          (1.07)            (.36)               -
                               ---------------------------------------------------------------------------------------------
Net asset value at end
  of period                    $   7.49         $  12.07          $  15.29        $  13.99         $  14.80         $  11.82
                               =============================================================================================
Total return (%)*                (37.87)          (12.16)            16.05(d)         1.90            28.54            13.87
Net assets at end
  of period (000)              $327,728         $521,588          $514,204        $375,167         $311,167         $192,264
Ratios to average
  net assets:**
  Expenses (%)(c)                  1.40(e)          1.31              1.32(d)         1.30             1.34             1.40
  Expenses, excluding
   reimbursements (%)(c)           1.44(e)          1.31              1.32(d)         1.30             1.34             1.40
  Net investment
   income (loss) (%)                .20              .03               .25             .11              .02             (.35)
Portfolio turnover (%)               42               84               110              66               69              184

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2009, average net assets were $412,521,000.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   (.00%)(+)        (.00%)(+)         (.01%)          (.01%)           (.03%)           (.04%)
    (+) Represents less than 0.01% of average net assets.
(d) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                     SIX-MONTH
                                                                    PERIOD ENDED
                                                                     JANUARY 31,
                                                                       2009***
                                                                    ------------
Net asset value at beginning of period                                 $ 12.10
                                                                       -------
Income (loss) from investment operations:
 Net investment income(a)                                                  .03
 Net realized and unrealized loss(a)                                     (4.63)
                                                                       -------
Total from investment operations(a)                                      (4.60)
                                                                       -------
Less distributions from:
 Net investment income                                                    (.03)
                                                                       -------
Net asset value at end of period                                       $  7.47
                                                                       =======
Total return (%)*                                                       (38.02)
Net assets at end of period (000)                                      $17,917
Ratios to average net assets:**
 Expenses (%)(b)                                                           .90
 Net investment income (%)(b)                                              .82
Portfolio turnover (%)                                                      42

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2009, average net assets were $10,071,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares. For the six-month period ended January 31, 2009, average shares were 1,206,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

48  | USAA SMALL CAP STOCK FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid

================================================================================

                                                           EXPENSE EXAMPLE |  49

================================================================================

for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                     BEGINNING               ENDING              DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE         AUGUST 1, 2008 -
                                   AUGUST 1, 2008        JANUARY 31, 2009       JANUARY 31, 2009
                                   -------------------------------------------------------------
FUND SHARES
Actual                               $1,000.00              $  621.30                $5.72

Hypothetical
  (5% return before expenses)         1,000.00               1,018.15                 7.12

INSTITUTIONAL SHARES*
Actual                                1,000.00                 619.80                 3.61

Hypothetical
  (5% return before expenses)         1,000.00               1,020.33                 4.51

* Expenses are equal to the annualized expense ratio of 1.40% for Fund Shares and 0.90% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days for Fund Shares (to reflect the one-half-year period) and 181 days/365 days for Institutional Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of (37.87)% for Fund Shares and (38.02)% for Institutional Shares for the six-month period of August 1, 2008, through January 31, 2009.

================================================================================

50  | USAA SMALL CAP STOCK FUND

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
         (8722)                        or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

    USAA
    9800 FREDERICKSBURG ROAD                                      --------------
    SAN ANTONIO, TX 78288                                            PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
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>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    40053-0309                               (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2009

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    03/31/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/02/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    03/31/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.